Consolidated Statements of Equity (Deficit) - USD ($) $ in Thousands	Total	Hoya Intermediate, LLC	Noncontrolling Interest [Member]	Redeemable Senior Preferred Units	Redeemable Senior Preferred Units Hoya Intermediate, LLC	Redeemable Preferred Units	Common Class A [Member] Hoya Intermediate, LLC	Common Class B [Member] Hoya Intermediate, LLC	Common Units [Member]	Common Units [Member] Common Class A [Member]	Common Units [Member] Common Class B [Member]	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Income) Loss
Temporary equity, Balances, shares at Dec. 31, 2018				100		100
Temporary equity, Balances at Dec. 31, 2018				$ 182,755		$ 9,939
Balances, shares at Dec. 31, 2018									100
Balances at Dec. 31, 2018		$ 596,669										$ 790,003	$ (198,642)	$ 5,308
Net income (loss)	$ (53,848)	(53,848)											(53,848)
Unrealized gain (loss) on derivative instruments		(7,225)												(7,225)
Deemed contribution from former parent		5,174										5,174
Accretion of senior preferred units		(14,399)		$ 14,399								(14,399)
Distributions to former parent		(8,095)										(8,095)
Temporary equity, Balances, shares at Dec. 31, 2019				100		100
Temporary equity, Balances at Dec. 31, 2019				$ 197,154		$ 9,939
Balances, shares at Dec. 31, 2019									100
Balances at Dec. 31, 2019		518,276										772,683	(252,490)	(1,917)
Net income (loss)	(774,185)	(774,185)											(774,185)
Unrealized gain (loss) on derivative instruments		887												887
Loss reclassified from accumulated other comprehensive loss to earnings		208												208
Deemed contribution from former parent		4,287										4,287
Accretion of senior preferred units		21,134		$ 21,134								21,134
Distributions to former parent		(120)										(120)
Temporary equity, Balances, shares at Dec. 31, 2020				100	100	100
Temporary equity, Balances at Dec. 31, 2020				$ 218,288	$ 218,288	$ 9,939
Balances, shares at Dec. 31, 2020							0	0	100
Balances at Dec. 31, 2020		(271,781)										755,716	(1,026,675)	(822)
Net income (loss)	$ (19,129)	(19,129)
Net loss Prior to Reverse Recapitalization		(12,836)											(12,836)
Loss Reclassified From Accumulated Other Comprehensive Loss to Earnings Prior to Reverse Recapitalization		822												$ 822
Deemed contribution from former parent prior to reverse recapitalization		3,692										3,692
Accretion of Senior Preferred Units Prior to Reverse Recapitalization		(17,738)		$ 17,738								(17,738)
Reverse Recapitalization, Net - Shares				(100)		(100)			(100)	76,948,433	118,200,000
Reverse Recapitalization, Net		637,361	$ 84,874	$ (236,026)		$ (9,939)				$ 8	$ 12	637,341	0
Net loss after reverse recapitalization		3,283	(3,010)										3,283
Deemed contribution from parent after reverse recapitalization		293	438									293
Equity-based compensation after reverse recapitalization		1,624										1,624
Change in fair value of warrants		$ 1,269										$ 1,269
Issuance of shares related to Betcha Acquisition		21,306								2,143,438		21,306
Dividends paid to Class A Common Shareholders		$ (17,698)										$ (17,698)
Subsequent Remeasurement of Noncontrolling interests		(1,203,714)	1,203,714									(1,203,714)
Temporary equity, Balances, shares at Dec. 31, 2021					0
Temporary equity, Balances at Dec. 31, 2021			$ 1,286,016		$ 0
Balances, shares at Dec. 31, 2021							79,091,871	118,200,000		79,091,871	118,200,000
Balances at Dec. 31, 2021		$ (860,683)								$ 8	$ 12	$ 182,091	$ (1,042,794)